June 2, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Variable Account-12
                  Nationwide Life Insurance Company
                  SEC File No.  333-88612
                  CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-12 and Nationwide Life Insurance Company, we certify that the form of the prospectus which would be filed under paragraphs (b) and
(c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment No. 6 to the Registration Statement, which will become effective June 1, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY



/s/KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel